Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings, Inc. (A)	33,500	$ 1,336,315
Cubic Corp.	22,350	1,300,099
Curtiss-Wright Corp.	11,850	1,105,131
Elbit Systems, Ltd.	10,150	1,221,045
Huntington Ingalls Industries, Inc.	9,300	1,308,975

		6,271,565

Auto Components - 0.7%
Dana, Inc.	32,900	405,328
Gentex Corp.	23,250	598,687
Stoneridge, Inc. (A)	28,850	529,975
Visteon Corp. (A)	22,700	1,571,294

		3,105,284

Banks - 4.9%
Atlantic Union Bankshares Corp.	31,000	662,470
Bank of Princeton	27,500	499,675
Berkshire Hills Bancorp, Inc.	70,512	712,876
Central Valley Community Bancorp	14,650	180,928
CIT Group, Inc.	170,292	3,015,871
Dime Community Bancshares, Inc.	83,700	946,647
First Citizens BancShares, Inc., Class A	9,707	3,094,398
First Community Bankshares, Inc.	44,804	808,712
First Merchants Corp.	55,150	1,277,274
Hope Bancorp, Inc.	73,472	557,285
Lakeland Bancorp, Inc.	130,000	1,293,500
OceanFirst Financial Corp.	39,000	533,910
People’s United Financial, Inc.	83,500	860,885
Sandy Spring Bancorp, Inc.	72,000	1,661,760
Sterling Bancorp	76,000	799,520
Umpqua Holdings Corp.	110,300	1,171,386
United Bankshares, Inc.	15,498	332,742
United Community Banks, Inc.	78,300	1,325,619
Washington Trust Bancorp, Inc.	15,453	473,789
Webster Financial Corp.	33,200	876,812
Western Alliance Bancorp	24,950	788,919

		21,874,978

Beverages - 1.4%
Molson Coors Beverage Co., Class B	181,500	6,091,140

Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (A)	53,000	6,064,790
Exelixis, Inc. (A)	46,450	1,135,702
United Therapeutics Corp. (A)	26,800	2,706,800

		9,907,292

Building Products - 2.0%
American Woodmark Corp. (A)	23,900	1,877,106
Gibraltar Industries, Inc. (A)	11,500	749,110
Masonite International Corp. (A)	14,550	1,431,720
Owens Corning	21,200	1,458,772
PGT Innovations, Inc. (A)	88,500	1,550,520
Quanex Building Products Corp.	101,300	1,867,972

		8,935,200

Capital Markets - 0.7%
Piper Sandler Cos.	23,550	1,719,150
Stifel Financial Corp.	27,550	1,392,928

		3,112,078

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.9%
Axalta Coating Systems, Ltd. (A)	121,000	$ 2,682,570
Chase Corp.	5,350	510,390
Corteva, Inc.	184,200	5,306,802
Huntsman Corp.	36,450	809,555
Mosaic Co.	174,067	3,180,204
Trinseo SA	9,200	235,888

		12,725,409

Commercial Services & Supplies - 0.4%
HNI Corp.	19,700	618,186
Knoll, Inc.	5,000	60,300
Tetra Tech, Inc.	13,950	1,332,225

		2,010,711

Communications Equipment - 0.7%
Harmonic, Inc. (A)	86,500	482,670
KVH Industries, Inc. (A)	154,482	1,391,883
NETGEAR, Inc. (A)	9,900	305,118
Silicom, Ltd. (A)	29,100	942,549

		3,122,220

Construction & Engineering - 1.6%
AECOM (A)	52,400	2,192,416
Comfort Systems USA, Inc.	51,450	2,650,189
EMCOR Group, Inc.	29,650	2,007,602
Granite Construction, Inc.	18,500	325,785

		7,175,992

Construction Materials - 0.2%
US Concrete, Inc. (A)	26,000	755,040

Consumer Finance - 0.8%
Ally Financial, Inc.	141,900	3,557,433

Containers & Packaging - 0.6%
Sealed Air Corp.	71,400	2,771,034

Distributors - 1.1%
LKQ Corp. (A)	170,100	4,716,873

Diversified Consumer Services - 0.7%
American Public Education, Inc. (A)	65,800	1,854,902
K12, Inc. (A)	31,450	828,393
Strategic Education, Inc.	5,950	544,247

		3,227,542

Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc., Class A (A)	57,900	4,745,484

Electric Utilities - 3.6%
FirstEnergy Corp.	137,300	3,941,883
OGE Energy Corp.	234,500	7,032,655
Portland General Electric Co.	16,950	601,725
PPL Corp.	168,700	4,590,327

		16,166,590

Electrical Equipment - 0.9%
Acuity Brands, Inc.	6,700	685,745
LSI Industries, Inc.	132,400	893,700
Regal Beloit Corp.	24,000	2,252,880

		3,832,325

Electronic Equipment, Instruments & Components - 1.5%
Coherent, Inc. (A)	8,400	931,812

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	57,100	$ 2,047,035
Methode Electronics, Inc.	56,600	1,613,100
OSI Systems, Inc. (A)	9,600	745,056
Vishay Intertechnology, Inc.	92,500	1,440,225

		6,777,228

Energy Equipment & Services - 0.7%
Baker Hughes Co.	202,600	2,692,554
Helmerich & Payne, Inc.	30,700	449,755

		3,142,309

Entertainment - 0.2%
Madison Square Garden Entertainment Corp. (A)	8,700	595,863
Madison Square Garden Sports Corp., Class A (A)	2,850	428,868

		1,024,731

Equity Real Estate Investment Trusts - 4.3%
Apple Hospitality, Inc.	123,400	1,185,874
Brandywine Realty Trust (B)	130,000	1,344,200
Colony Capital, Inc.	98,250	268,223
Community Healthcare Trust, Inc.	35,400	1,655,304
DiamondRock Hospitality Co.	64,100	324,987
Gaming and Leisure Properties, Inc.	94,854	3,502,958
JBG SMITH Properties	184,300	4,928,182
Lexington Realty Trust	168,100	1,756,645
Physicians Realty Trust	113,500	2,032,785
Piedmont Office Realty Trust, Inc., Class A	38,950	528,552
Sabra Health Care, Inc.	93,500	1,288,897
Summit Hotel Properties, Inc.	52,900	274,022

		19,090,629

Food & Staples Retailing - 0.7%
US Foods Holding Corp. (A)	107,200	2,381,984
Village Super Market, Inc., Class A	32,000	787,520

		3,169,504

Food Products - 3.8%
Kraft Heinz Co.	185,487	5,555,336
Nomad Foods, Ltd. (A)	22,500	573,300
Post Holdings, Inc. (A)	90,068	7,745,848
Sanderson Farms, Inc.	6,650	784,500
Tyson Foods, Inc., Class A	23,400	1,391,832
Whole Earth Brands, Inc. (A)	82,000	683,880

		16,734,696

Gas Utilities - 2.0%
UGI Corp.	275,900	9,099,182

Health Care Equipment & Supplies - 1.6%
Alcon, Inc. (A)	59,100	3,365,745
AngioDynamics, Inc. (A)	94,000	1,133,640
Meridian Bioscience, Inc. (A)	68,150	1,157,187
OraSure Technologies, Inc. (A)	130,050	1,582,708

		7,239,280

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	56,500	5,475,980
AMN Healthcare Services, Inc. (A)	35,250	2,060,715
BioTelemetry, Inc. (A)	8,450	385,151
Centene Corp. (A)	91,100	5,313,863
Cross Country Healthcare, Inc. (A)	203,400	1,320,066

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	22,150	$ 1,439,307
Laboratory Corp. of America Holdings (A)	12,200	2,296,894

		18,291,976

Health Care Technology - 0.1%
Omnicell, Inc. (A)	8,400	627,144

Hotels, Restaurants & Leisure - 0.7%
Aramark	71,400	1,888,530
Churchill Downs, Inc.	8,350	1,367,897

		3,256,427

Household Durables - 1.4%
Helen of Troy, Ltd. (A)	7,700	1,490,104
KB Home	22,300	856,097
La-Z-Boy, Inc.	46,500	1,470,795
MDC Holdings, Inc.	22,600	1,064,460
PulteGroup, Inc.	12,300	569,367
Turtle Beach Corp. (A)	56,500	1,028,300

		6,479,123

Household Products - 0.4%
Spectrum Brands Holdings, Inc.	30,150	1,723,374

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	261,700	4,935,662

Insurance - 8.6%
Alleghany Corp.	12,726	6,623,247
Allstate Corp.	51,600	4,857,624
Arch Capital Group, Ltd. (A)	191,400	5,598,450
Everest Re Group, Ltd.	3,400	671,636
Fidelity National Financial, Inc.	192,327	6,021,758
Loews Corp.	178,923	6,217,574
Markel Corp. (A)	4,100	3,992,170
Old Republic International Corp.	98,600	1,453,364
Selective Insurance Group, Inc.	43,333	2,231,216
United Fire Group, Inc.	32,339	657,129

		38,324,168

Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	72,800	3,792,880
Expedia Group, Inc.	13,864	1,271,190
Qurate Retail, Inc., Series A	101,200	726,616

		5,790,686

IT Services - 3.0%
Euronet Worldwide, Inc. (A)	23,200	2,113,520
FleetCor Technologies, Inc. (A)	16,000	3,809,600
KBR, Inc.	81,650	1,825,694
Leidos Holdings, Inc.	33,900	3,022,185
Perficient, Inc. (A)	22,050	942,417
Science Applications International Corp.	23,950	1,878,159

		13,591,575

Leisure Products - 0.5%
MasterCraft Boat Holdings, Inc. (A)	109,600	1,916,904
Polaris, Inc.	5,750	542,455

		2,459,359

Machinery - 1.7%
Altra Industrial Motion Corp.	31,500	1,164,555
Columbus McKinnon Corp.	44,313	1,466,760
Douglas Dynamics, Inc.	26,700	913,140
Gencor Industries, Inc. (A)	70,000	772,100
Lydall, Inc. (A)	35,000	578,900

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Miller Industries, Inc.	22,850	$ 698,525
Mueller Industries, Inc.	66,000	1,785,960

		7,379,940

Media - 5.8%
Discovery, Inc., Class C (A)	139,344	2,731,142
DISH Network Corp., Class A (A)	141,300	4,101,939
Fox Corp., Class A	205,700	5,724,631
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	143,944	4,761,668
MSG Networks, Inc., Class A (A) (B)	144,250	1,380,472
News Corp., Class A	232,200	3,255,444
ViacomCBS, Inc., Class B (B)	132,202	3,702,978

		25,658,274

Metals & Mining - 0.7%
Commercial Metals Co.	88,700	1,772,226
Kaiser Aluminum Corp.	15,300	819,927
Schnitzer Steel Industries, Inc., Class A	35,500	682,665

		3,274,818

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	737,789	5,253,058

Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	273,600	5,294,160
NiSource, Inc.	94,000	2,068,000
NorthWestern Corp.	65,300	3,176,192

		10,538,352

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	75,300	6,877,902

Oil, Gas & Consumable Fuels - 2.4%
Delek US Holdings, Inc.	46,594	518,591
EQT Corp.	168,500	2,178,705
HollyFrontier Corp.	100,800	1,986,768
Magnolia Oil & Gas Corp., Class A (A)	153,400	793,078
REX American Resources Corp. (A)	21,250	1,394,213
Williams Cos., Inc.	189,800	3,729,570

		10,600,925

Paper & Forest Products - 0.5%
Domtar Corp.	35,650	936,526
Glatfelter Corp.	97,900	1,348,083

		2,284,609

Pharmaceuticals - 1.7%
BioDelivery Sciences International, Inc. (A)	321,700	1,199,941
Jazz Pharmaceuticals PLC (A)	29,950	4,270,570
Mylan NV (A)	139,000	2,061,370

		7,531,881

Professional Services - 1.2%
ASGN, Inc. (A)	28,850	1,833,706
FTI Consulting, Inc. (A)	8,850	937,834
Heidrick & Struggles International, Inc.	36,550	718,208
ICF International, Inc.	31,100	1,913,583

		5,403,331

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	62,300	269,136

Road & Rail - 0.3%
AMERCO	3,625	1,290,428

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.2%
AXT, Inc. (A)	85,500	$ 523,260
Brooks Automation, Inc.	10,950	506,547
Cohu, Inc.	84,076	1,444,426
Entegris, Inc.	16,050	1,193,157
MagnaChip Semiconductor Corp. (A)	166,300	2,278,310
MaxLinear, Inc. (A)	18,350	426,454
MKS Instruments, Inc.	16,700	1,824,141
NeoPhotonics Corp. (A)	79,500	484,155
Onto Innovation, Inc. (A)	36,500	1,086,970
Qorvo, Inc. (A)	31,100	4,012,211
Silicon Motion Technology Corp., ADR	58,700	2,217,686
Tower Semiconductor, Ltd. (A)	69,750	1,270,845
Universal Display Corp.	7,450	1,346,513

		18,614,675

Software - 2.3%
CDK Global, Inc.	111,500	4,860,285
Progress Software Corp.	27,050	992,194
SS&C Technologies Holdings, Inc.	69,500	4,206,140

		10,058,619

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A	75,350	1,049,626
American Eagle Outfitters, Inc.	156,950	2,324,429
Foot Locker, Inc.	25,300	835,659
Hibbett Sports, Inc. (A)	22,350	876,567
Ross Stores, Inc.	23,400	2,183,688
Urban Outfitters, Inc. (A)	70,850	1,474,388
Williams-Sonoma, Inc.	16,350	1,478,694

		10,223,051

Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (A)	173,800	3,847,932

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (A)	4,500	990,045
Steven Madden, Ltd.	44,200	861,900

		1,851,945

Thrifts & Mortgage Finance - 0.8%
Provident Financial Services, Inc.	55,700	679,540
TrustCo Bank Corp.	166,900	871,218
Washington Federal, Inc.	95,650	1,995,259

		3,546,017

Trading Companies & Distributors - 2.3%
AerCap Holdings NV (A)	174,700	4,400,693
HD Supply Holdings, Inc. (A)	140,533	5,795,581

		10,196,274

Total Common Stocks (Cost $413,332,380)		430,562,410

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (C)	1,420,450	1,420,450

Total Other Investment Company (Cost $1,420,450)		1,420,450

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.2%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2020, to be repurchased at $14,179,962 on 10/01/2020. Collateralized by U.S. Government Obligations, 0.16%, due 07/31/2022 , and with a total value of $14,463,686.

	$ 14,179,962	$ 14,179,962

Total Repurchase Agreement (Cost $14,179,962)		14,179,962

Total Investments (Cost $428,932,792)		446,162,822
Net Other Assets (Liabilities) - (0.1)%		(308,022)

Net Assets - 100.0%		$ 445,854,800

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$430,562,410	$—	$—	$430,562,410
Other Investment Company	1,420,450	—	—	1,420,450
Repurchase Agreement	—	14,179,962	—	14,179,962

Total Investments	$431,982,860	$14,179,962	$—	$446,162,822

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,688,255, collateralized by cash collateral of $1,420,450 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,484,646. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 5